Label	Element	Value
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.50%
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)